INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE
Schedule of income tax expense
	2011	2012	2013
	$	$	$
Current tax	323,911	—	—
Deferred tax	2,619,858	323,911	—
	2,943,769	323,911	—

Schedule of principal components of deferred tax assets
	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Inventory write-downs	2,928,696	3,565,291
Accrued expenses	1,099,149	769,553
Others	132,089	68,078
Total current deferred tax assets	4,159,934	4,402,922
Less: valuation allowance	(4,159,934)	(4,402,922)
Net current deferred tax assets	—	—

Net operating loss carry-forwards	10,946,227	14,991,240
Impairment for long-lived assets	403,377	1,262,473
Total non-current deferred tax assets	11,349,604	16,253,713

Less: valuation allowance	(11,349,604)	(16,253,713)
Net non-current deferred tax assets	—	—
Total deferred tax assets	—	—

Schedule of reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense

	2011	2012	2013
PRC corporate income tax	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	0.8%	(0.8)%	(1.3)%
Effect of change in valuation allowance	(34.5)%	(22.2)%	(20.0)%
Effect of difference in reversal rate	0.0%	0.0%	0.6%
Effect of different tax rate of group entities in other jurisdiction	(2.7)%	(4.5)%	(4.3)%
Effect of prior year true-up	1.7%	1.0%	0.0%
	(9.7)%	(1.5)%	0.0%